September 30, 1999

annual

report

Calvert capital
accumulation fund

Calvert Capital
Accumulation
Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund
information to shareholders. It is
not authorized for distribution to
prospective investors unless preceded or accompanied by a prospectus.

Calvert Group's
Family of Funds

Tax-Exempt
Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable
Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund

Table
of
Contents
President's Letter
1
Social Update
2
Portfolio
Manager Remarks
3
Report of Independent Accountants
6
Statement
of Net Assets
7
Statement
of Operations
10
Statements
of Changes in
Net Assets
11
Notes to
Financial Statements
13
Financial Highlights
16
Y2K Update
20

Dear Shareholders:
1999 may be characterized as a year of
changing fortunes. We have witnessed a
strong recovery in the markets of Asia and the Far East, while European markets have enjoyed mixed blessings. At home, top performing stocks were again concentrated by capitalization range and industry group, with large-capitalization companies, technology, and internet stocks fueling the advance. Other categories, such as small cap stocks and health care stocks, have lagged these advances.
We have seen a watchful Federal Reserve
raise interest rates in response to
the lessening of global liquidity concerns and rising price pressures -- the latter being a downside to the benefit of low unemployment.
On the whole, the current economic
environment is very positive, but in any environment -- particularly one marked by volatility such as today's -- investor discipline is more important than ever. In reviewing our recently redesigned Web site, www.calvert.com, you will see that we now offer more interactive information tools to help you make the most informed decisions.
As always, we encourage you to make
decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives.
We appreciate your investment in Calvert
Group funds and look forward to helping you meet your financial goals.
Sincerely,
Barbara J. Krumsiek
President and CEO
October 27, 1999

Social
Update

Calvert Expands Its Web Site
Calvert has expanded its Web site, designing it to be even more user-friendly to you, the shareholder. It also has a new Web address, www.calvert.com. Importantly, your Web site also provides public education about socially responsible investing. A complete list of portfolio holdings for the fund is now posted monthly on the site -- a first in the mutual fund industry. A new feature was added to the "Know What You Ownr" service:
Individuals can now determine whether their mutual funds invest in firearms manufacturers, as well as continue to find out whether they own stock in tobacco companies. Please visit us at www.calvert.com and learn more about how Calvert Group can meet your needs.

Ed Brown
of Brown Capital Management Company

How did the Fund perform against its
benchmark?
During the past year, the Portfolio's Class
A shares returned a gain of 14.91%, under-performing the S&P Midcap 400 Index by
10.59%. Most of the under-performance
occurred during the third quarter of 1999.
Through the six-month period ended March 31, 1999, the Fund had slightly outperformed the S&P Midcap 400 by 155 basis points. We attribute the relative under-performance of the Fund during the year to two factors.
First, poor stock selection, particularly in the consumer cyclicals and consumer staples sectors, where stocks under-performed already depressed sector performance.
Second, our lack of exposure to the energy sector, which along with the technology sector, were the two strongest performing sectors in the third quarter.
How was Fund performance influenced by
market and economic events?
The past year has truly demonstrated the resilience of the U.S. stock market. Despite operating in a rising interest rate environment, large cap stocks and mid cap stocks soared. Sustained economic growth in turn supported solid corporate earnings growth and higher stock valuations. Such industry groups as communications equipment, spurred by changes in the global telecommunications landscape, and electronic components and equipment, driven by increasing use of integrated circuits, led the S&P Midcap 400 Index to higher levels.
Some of the poorest performing industry
groups in the S&P Midcap 400 Index included consumer services, health care product

Portfolio Statistics
September 30, 1999
Investment Performance

                         6 Months12 Months
                           ended     ended
                         9/30/99   9/30/99
Class A
(5.48%)            14.91%
Class B
(5.81%)            13.85%
Class C
(5.86%)            14.02%
Class I
(5.11%)               N/A
S&P Midcap 400
Index TR                             4.57%
25.50%
Lipper Mid-Cap
Funds Average              6.85%    32.86%
Ten Largest Stock Holdings

                                % of Net A
ssets

BMC Software, Inc.                   4.84%
Advent Software, Inc.                4.72%
Fastenal Company                     3.84%
Dollar General Corp.                 3.80%
Compuware Corp.                      3.72%
SLM Holding Corp.                    3.68%
Paychex, Inc.                        3.64%
ADC Telecommunication                3.46%
Legg Mason, Inc.                     3.39%
Cardinal Health, Inc.                3.02%
Total
38.11%
Asset Allocation

Stocks
91%
Cash or Cash Equivalents                9%
Total
100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics
September 30, 1999
Average Annual Total Returns

                                Class A Sh
ares
One year
9.36%
Since inception                     16.41%
(10/31/94)

                                Class B Sh
ares
One year
8.90%
Since inception                    (2.42%)
(4/1/98)

                                Class C Sh
ares
One year
13.93%
Since inception                     16.64%
(10/31/94)


                                Class I Sh
ares
Since inception                     (.73%)
(3/1/99)

Performance Comparison
Comparison of change in value of $10,000 investment. (Source:Lipper Analytical
Services, Inc.)

INSERT LINE GRAPH HERE

Total returns assume reinvestment of
dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

distributors, and health care services. The ongoing dialogue in Washington regarding health care reform and patients rights has introduced a heavy dose of uncertainty causing investors to avoid health care stocks. When the dust settles, selected health care companies' fundamentals will be better appreciated in the marketplace and we are remaining opportunistic investors in the health care industry.
Have events modified your current strategic thinking?
Our management strategy is time-tested and has been effective in producing competitive long-term investment returns regardless of the interest rate environment. Brown Capital
Management employs a bottoms-up fundamental approach to stock selection in conjunction with a "Growth At A Reasonable Price", or
GARP, philosophy. The Fund's Portfolio is constructed using our "best ideas," a strategy we believe implicitly seeks to maximize return per unit of risk. The portfolio managers have been actively researching mid-cap stocks for inclusion in the portfolio. We have also sought to take advantage of the valuation discrepancy between large cap and mid-cap companies by maintaining the portfolio's bias to mid-cap companies. We believe that confidence and conviction, not stubbornness, is the key to making a sound investment decision, particularly when markets are highly volatile.

What is your general outlook for equity
markets?
We are currently restructuring the portfolio to maintain an appropriate level of diversification and also broaden economic sector exposure. In view of the attractiveness of mid cap stocks relative to large cap stocks, in our opinion, we are structuring the portfolio to maintain its mid cap bias.
We view the U.S. equity market, defined by the S&P 500 Index, to be fully valued at a current price/earnings multiple of 24.4 times our twelve month forward earnings estimate (6.15% 5-year interest-rate environment). Inflation and interest rates currently appear to be in a holding pattern.
At a time when the Fed keeps one eye on the economy and the other on the stock market, market analysts are watchful for signs of wealth effect induced inflation and wage rate inflation. While we expect the market to continue to exhibit volatility as it discounts Fed expectations, earnings expectations, interest rate expectations, and global economic expectations, we believe our investment process over the long term will produce superior returns regardless of the environment.
October 27, 1999

Portfolio Statistics
September 30, 1999
Portfolio Characteristics
                         Capital       S&P
Accumulation   Midcap 400
                            Fund     index
Number of Stocks              36       400
Median Market
Capitalization ($bil)       4.51      2.71
(by portfolio weight)
Price/Earnings
Ratio                                32.45
23.59

Earnings Per Share
Growth                              28.37%
22.92%

Yield                                0.31%
1.21%
(return on capital investment)
Volatility Measures
                         Capital       S&P
Accumulation   Midcap 400
                            Fund     index
Beta1                                 1.09
0.96
R-Squared2                            0.67
0.63

1Measure of volatility compared to the S&P
500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.
2Measure of correlation between the Fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation; an R-Squared of 1 would mean total correlation.
Source: Vestek

Report of Independent Accountants
To the Board of Directors of Calvert World
Values Fund, Inc. and Shareholders of
Calvert Capital Accumulation Fund:
In our opinion, the accompanying statement of net assets and the related statement of operations, the statements of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Calvert Capital
Accumulation Fund, (one of the portfolios comprising Calvert World Values Fund, Inc., hereafter referred to as the "Fund"), at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and the financial highlights
(hereafter referred to as "financial
statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
September 30, 1999 by correspondence with custodians and brokers, provide a reasonable basis for the opinion expressed above.
PricewaterhouseCoopers LLP
Baltimore, Maryland
November 10, 1999

Statement of Net Assets
September 30, 1999

Equity Securities - 90.6%           Shares
Value
Communications Equipment - 3.5%
  ADC Telecommunications, Inc. *
102,000        $4,277,625

Computer - Hardware - 1.4%
  Network Associates, Inc. *       94,200
1,801,575

Computer - Software and Services - 18.0%
  Advent Software, Inc. *          93,700
5,832,825                BMC Software, Inc.
*    83,600    5,982,625        Compuware
Corp. *                  176,300 4,594,819
Parametric Technology Corp. *     224,600
3,032,100                Sterling Software,
Inc. *           137,800 2,756,000
                                22,198,369

Distributors - Food and Health - 3.0%
  Cardinal Health, Inc.  68,525  3,734,613

Electrical Equipment - 3.5%
  Sanmina Corp. *        39,300 3,040,837
Solectron Corp. *        17,500  1,256,719
                                 4,297,556

Electronics - Semiconductors - 2.3%
  Altera Corp. *         65,900  2,858,413

Financial - Diversified - 7.1%
  Legg Mason, Inc.       109,300 4,187,556
SLM Holding Corp.        105,700 4,545,100
                                 8,732,656

Health Care - Products and Supplies - 4.4%
  Boston Scientific Corp. *        72,400
1,787,375                Guidant Corp.
45,600         2,445,300        St. Jude M
edical, Inc. *           39,400  1,241,100
                                 5,473,775

Health Care - Special Services - 1.0%
  ALZA Corp. *           30,100  1,288,656

Household Product - Non Durable - 2.0%
  Dial Corp.             96,500  2,460,750

Insurance - Life and Health - 2.3%
  AFLAC, Inc.            67,800  2,839,125

Investment Banking / Brokerage - 2.7%
  Franklin Resources, Inc.        108,265
3,329,149

Investment Management - 2.6%
  T. Rowe Price Associates, Inc.
115,500         3,169,031

Equity Securities - Cont'd          Shares
Value
Leisure - 2.1%
  Harley Davidson, Inc.  52,000 $2,603,250

Office Equipment and Supplies - 1.0%
  Staples, Inc. *        58,100  1,267,306

Oil and Gas - Equipment - 1.0%
  Smith International, Inc. *      28,900
1,170,450

Retail - Building Supplies - 3.8%
  Fastenal Co.           100,600 4,740,775

Retail - Discounters - 6.6%
  Dollar General Corp.   152,076 4,695,347
  Dollar Tree Stores, Inc. *       86,800
3,466,575
                                 8,161,922

Services - Advertising and Marketing - 4.8%
  Acxiom Corp. *         141,900 2,789,222
Catalina Marketing Corp. *         37,400
3,171,987
                                 5,961,209

Services - Commercial and Consumer - 4.3%
  Cintas Corp.           48,300 2,792,344
G & K Services, Inc., Class A      62,600
2,535,300
                                 5,327,644

Services - Computer Systems - 1.7%
  Keane, Inc. *          90,200  2,057,687

Services - Data Processing - 8.7%
  Equifax, Inc.          110,200 3,099,375
Fiserv, Inc. *           95,750 3,111,875
Paychex, Inc.            131,750 4,495,969
                                10,707,219

Services - Employment - 2.8%
  Robert Half International, Inc. *
144,200         3,460,800

     Total Equity Securities (Cost
$102,457,047)            $111,919,555

                         Principal
Variable Rate Demand Notes - 10.0%
Amount Value
Wenatchee Valley Clinic, 5.40%, 11/23/24
$12,405,000   $12,405,000

  Total Variable Rate Demand Notes (Cost
$12,405,000)   12,405,000

Repurchase Agreements - 3.1%
State Street Bank: 5.31%, dated 9/30/99, due
10/1/99
  (Collateral: $3,915,278, U.S. Treasury
Notes, 5.75%, 11/15/2000)
3,800,000       3,800,000

  Total Repurchase Agreements (Cost
$3,800,000)              3,800,000

     TOTAL INVESTMENTS (Cost $118,662,048) -
103.7%
128,124,555              Other assets and
liabilities, net - (3.7%)       (4,603,991)
       Net Assets - 100%        $123,520,564

Net Assets Consist of:
Paid-in capital applicable to the following
shares of common stock,
  250,000,000 shares of $0.01 par value
authorized for
  Class A, Class B, Class C and Class I
combined:
     Class A: 3,961,602 shares outstanding
$91,703,675              Class B: 370,951
shares outstanding       10,167,603
Class C: 364,413 shares outstanding
8,599,853                Class I: 97,990
shares outstanding               2,508,702
Accumulated net realized gain (loss) on
investments              1,078,224 Net unr
ealized appreciation (depreciation) on
investments     9,462,507

       Net Assets               $123,520,564

Net Asset Value Per Share
Class A (based on net assets of
$102,507,927)             $25.88
Class B (based on net assets of $9,444,965)
$25.46
Class C (based on net assets of $9,021,078)
$24.76
Class I (based on net assets of $2,546,594)
$25.99


*Non-income producing.
See notes to financial statements.

Statement of Operations
 year Ended september 30, 1999

Net Investment Income
Investment Income
  Interest income                  $16,590
  Dividend income (net of foreign taxes of
$1,304)                  351,796
     Total investment income
368,386

Expenses
  Investment advisory fee
827,597
  Transfer agency fees and expenses
401,125
  Distribution Plan expenses:
     Class A                       350,315
     Class B                        72,773
     Class C                        91,074
  Directors' fees and expenses
30,906
  Administrative fees              230,200
  Custodian fees                    20,470
  Registration fees                 68,378
  Reports to shareholders
37,398
  Professional fees                 13,798
  Miscellaneous                     31,862
     Total expenses              2,175,896
     Reimbursement from Advisor:
       Class I                     (6,317)
     Fees paid indirectly
(188,342)
       Net expenses              1,981,237

       Net Investment Income (Loss)
(1,612,851)

Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss)         1,270,247

Change in unrealized appreciation or
(depreciation)           11,231,435

       Net Realized and Unrealized Gain
       (Loss) on Investments    12,501,682

       Increase (Decrease) in Net Assets
       Resulting From Operations
$10,888,831

See notes to financial statements.

Statements of Changes in Net Assets

                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income (loss)  $(1,612,851)
$(870,207)
  Net realized gain (loss)       1,270,247
13,379,305
  Change in unrealized appreciation
     or (depreciation)   11,231,435(12,767
,191)

     Increase (Decrease) in Net Assets
     Resulting From Operations  10,888,831
(258,093)

Distributions to shareholders from
  Net realized gain:
     Class A Shares      (10,557,812)(5,17
5,390)
     Class B Shares      (596,624)    ----
     Class C Shares      (970,417)(417,340)
  Total distributions    (12,124,853)(5,59
2,730)

Capital share transactions:
  Shares sold:
     Class A Shares      47,089,84548,471,
955
     Class B Shares      6,983,5553,722,714
     Class C Shares      4,076,5023,607,052
     Class I Shares      2,940,985    ----
  Reinvestment of distributions:
     Class A Shares      10,000,5294,897,289
     Class B Shares      532,729      ----
     Class C Shares      903,502   391,618
  Shares redeemed:
     Class A Shares      (29,009,734)(28,1
45,595)
     Class B Shares      (926,168)(21,901)
     Class C Shares      (2,363,013)(1,080
,594)
     Class I Shares      (399,031)    ----
  Total capital share transactions
39,829,701     31,842,538

Total Increase (Decrease) in Net Assets
38,593,679     25,991,715

Net Assets
Beginning of year        84,926,88558,935,
170
End of year                     $123,520,564
$84,926,885


See notes to financial statements.

Statements of Changes in Net Assets
                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Capital Share Activity      1999      1998
Shares sold:
  Class A Shares         1,692,2971,716,355
  Class B Shares         253,225   131,783
  Class C Shares         152,204   132,018
  Class I Shares         112,142      ----
Reinvestment of distributions:
  Class A Shares         371,631   209,017
  Class B Shares          19,988      ----
  Class C Shares          34,884    17,154
Shares redeemed:
  Class A Shares         (1,054,042)(985,9
70)
  Class B Shares         (33,240)    (805)
  Class C Shares         (88,528) (40,384)
  Class I Shares         (14,152)     ----
Total capital share activity     1,446,409
1,179,168

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: The Calvert Capital Accumulation
Fund (the "Fund"), a series of Calvert World
Values Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operation of each series are accounted for separately. The Fund offers four classes of shares of capital stock.
Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge.
With certain exceptions, the Fund will
impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher level of expenses than Class A shares. Effective March 1, 1999, the
Fund began to offer Class I shares of
capital stock. Class I shares require a
minimum account balance of $1,000,000. Class
I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to Distribution Plan expenses and other class-specific expenses,
(b) exchange privileges; and (c) class-
specific voting rights.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price.
Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Portfolio may enter into futures contracts, agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value.
Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Dividend income is recorded on the ex-
dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank.
Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the
Internal Revenue Code and to distribute
substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .80% through February
28,1999, and .65%
effective March 1, 1999, based on the Fund's average daily net assets. Under the terms of the agreement, $95,858 was payable at year end. The Fund paid a monthly performance fee of plus or minus up to .05%, on an annual basis, of average daily net assets of the performance period depending on the Fund's performance compared to the S&P Mid-Cap 400
Index. For the year ended September 30,
1999, the performance fee adjustment
decreased the advisory fee by $2,729. The performance fee was eliminated February 28, 1999.

The Advisor contractually reimbursed the
Fund for expenses of $6,317.

Calvert Administrative Services Company,
Inc., an affiliate of the Advisor,
provides administrative services to the Fund for an annual fee, payable monthly. Through
February 28, 1999 the fee was .10% of the average daily net assets of the Fund. Effective March 1, 1999, Class A, Class B and Class C shares pay an annual rate of .25% and Class I shares pay an annual rate of .10%, based on their average daily net assets. Under the terms of the agreement, $25,839 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Distribution Plans, adopted by Class A,
Class B and Class C shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed
 .35%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I Shares do not have Distribution Plan expenses. Under the terms of the agreement, $45,906 was payable at year end.

The Distributor received $117,611 as its portion of the commissions charged on sales of the Fund's shares.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund.
For its services, CSSI received a fee of $134,020 for the year ended September 30, 1999. Under the terms of the agreement, $11,800 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Director of the Fund who is not
affiliated with the Advisor receives an
annual fee of $4,000 plus $1,000 for each Board and Committee meeting attended.
Director's fees are allocated to each of the funds in the series that are served.
Note C -- Investment Activity
During the year, purchases and sales of
investments, other than short-term
securities, were $116,232,000 and
$99,295,419, respectively.
The cost of investments owned at September
30, 1999 was substantially the same for
federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $9,462,507, of which $14,998,677 related to appreciated securities and
$5,536,170 related to depreciated
securities.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds (except for Calvert
Social Investment Fund Managed Index
Portfolio) and State Street Bank and Trust
Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at September 30, 1999.
Tax Information (Unaudited)
The Fund designates $8,989,384 as 20% rate capital gain dividends paid during fiscal year ended September 30, 1999.

Financial Highlights
                         Years Ended
            September 30,September 30,Sept
ember 30,
Class A Shares       1999   1998      1997
Net asset value, beginning$25.43    $27.21
$22.55
Income from investment operations
  Net investment income (loss)(.32)  (.25)
(.25)
  Net realized and unrealized gain (loss)
4.25 .96             4.91
     Total from investment operations
3.93 .71             4.66
Distributions from
  Net investment income--     --        --
  Net realized gain(3.48) (2.49)        --
     Total distributions(3.48)(2.49)    --
Total increase (decrease) in net asset value
 .45  (1.78)          4.66
Net asset value, ending$25.88$25.43 $27.21

Total return*             14.91%     3.37%
20.67%
Ratios to average net assets:
  Net investment income (loss)(1.26%)(1.08%)
(1.09%)
  Total expenses    1.73%  1.74%     1.91%
  Expenses before offsets  1.73%     1.74%
1.91%
  Net expenses      1.58%  1.61%     1.85%
Portfolio turnover    88%    77%      126%
Net assets, ending (in thousands)  102,508
$75,068           $54,751
Number of shares outstanding ending (in
thousands)
3,962  2,952        2,012

                         Periods Ended
                         September 30,Sept
ember 30,
Class A Shares              1996     1995^
Net asset value, beginning          $21.48
$15.00
Income from investment operations
  Net investment income (loss)       (.24)
(.11)
  Net realized and unrealized gain (loss)
1.88 6.61
     Total from investment operations
1.64 6.50
Distributions from
  Net investment income       --     (.02)
  Net realized gain        (.57)        --
     Total distributions   (.57)     (.02)
Total increase (decrease) in net asset value
1.07 6.48
Net asset value, ending   $22.55    $21.48

Total return*                        7.92%
43.40%
Ratios to average net assets:
  Net investment income (loss)     (1.56%)
(1.55%)(a)
  Total expenses           2.16%  2.40%(a)
  Expenses before offsets            2.16%
2.35%(a)
  Net expenses             1.98%  2.06%(a)
Portfolio turnover          114%       95%
Net assets, ending (in thousands)
$39,834           $16,111
Number of shares outstanding, ending (in
thousands)
1,767  750

Financial Highlights
                         Periods Ended
                         September 30,Sept
ember 30,
Class B Shares              1999    1998 #
Net asset value, beginning          $25.28
$28.39
Income from investment operations
  Net investment income (loss)       (.41)
(.16)
  Net realized and unrealized gain (loss)
4.07 (2.95)
     Total from investment operations
3.66 (3.11)
Distributions from
  Net investment income       --        --
  Net realized gain       (3.48)        --
     Total distributions  (3.48)        --
Total increase (decrease) in net asset value
 .18  (3.11)
Net asset value, ending   $25.46    $25.28

Total return*                       13.85%
(10.95)%
Ratios to average net assets:
  Net investment income (loss)     (2.11%)
(2.62%) (a)
  Total expenses           2.67% 3.57% (a)
  Expenses before offsets            2.67%
3.31% (a)
  Net expenses             2.42% 3.01% (a)
Portfolio turnover           88%       77%
Net assets, ending (in thousands)
9,445  $3,311
Number of shares outstanding, ending (in
thousands)            371    131

Financial Highlights
                         Years Ended
            September 30,September 30,Sept
ember 30,
Class C Shares       1999   1998      1997
Net asset value, beginning$24.63    $26.64
$22.34
Income from investment operations
  Net investment income (loss)(.51)  (.40)
(.47)
  Net realized and unrealized gain (loss)
4.12 .88             4.77
  Total from investment operations    3.61
 .48  4.30
Distributions from
  Net investment income--     --        --
  Net realized gain(3.48) (2.49)        --
     Total distributions(3.48)(2.49)    --
Total increase (decrease) in net asset value
 .13  (2.01)          4.30
Net asset value, ending$24.76$24.63 $26.64

Total return*             14.02%     2.52%
19.25%
Ratios to average net assets:
  Net investment income (loss)(2.04%)(1.98%)
(2.30%)
  Total expenses    2.56%  2.75%     3.11%
  Expenses before offsets  2.56%     2.75%
3.11%
  Net expenses      2.35%  2.50%     3.05%
Portfolio turnover    88%    77%      126%
Net assets, ending (in thousands)    9,021
$6,548 $4,184
Number of shares outstanding, ending (in
thousands)
364  266              157

                         Periods Ended
                         September 30,Sept
ember 30,
Class C Shares              1996     1995^
Net asset value, beginning          $21.55
$15.00
Income from investment operations
  Net investment income (loss)       (.55)
(.15)
  Net realized and unrealized gain (loss)
1.91 6.70
     Total from investment operations
1.36 6.55
Distributions from
  Net investment income       --        --
  Net realized gain        (.57)        --
     Total distributions   (.57)        --
Total increase (decrease) in net asset value
 .79  6.55
Net asset value, ending   $22.34    $21.55

Total return*                        6.56%
43.67%
Ratios to average net assets:
  Net investment income (loss)     (2.82%)
(3.13%)(a)
  Total expenses           3.42%  6.58%(a)
  Expenses before offsets            3.42%
3.79%(a)
  Net expenses             3.24%  3.50%(a)
Portfolio turnover          114%       95%
Net assets, ending (in thousands)
$3,164 $1,992
Number of shares outstanding, ending (in
thousands)            142     92

Financial Highlights
                                Period Ended
                                September
30,
CLASS I SHARES                      1999^^
Net asset value, beginning
$26.18
Income from investment operations
  Net investment income (loss)
(.08)
  Net realized and unrealized gain (loss)
(.11)
     Total from investment operations
(.19)
Total increase (decrease) in net asset value
(.19)
Net asset value, ending             $25.99

Total return*
(.73%)
Ratios to average net assets:
  Net investment income (loss)
(.50) (a)
  Total expenses                 1.24% (a)
  Expenses before offsets
 .85% (a)
  Net expenses                    .80% (a)
Portfolio turnover                     88%
Net assets, ending (in thousands)
$2,547
Number of shares outstanding, ending (in
thousands)                    98

(a)  Annualized
* Total return does not reflect deduction of
any front-end or deferred sales charge.
^ From October 31, 1994 inception.
#    From April 1, 1998 inception.
^^   From March 1, 1999 inception.

Calvert Group and the Year 2000

Three years ago, Calvert Group recruited a task force to address the Y2K compliance problem. Headed by our Vice President of Information Technology, the task force developed a comprehensive Year 2000
Initiative that addressed all software and hardware systems that could possibly be susceptible to year-2000 problems.

Today we can report that we have completed
100 percent of our year-2000 Initiative and are currently monitoring our systems to ensure that they will remain compliant.


These are just some of the steps Calvert
Group has taken over the past 36 months:

      Inventory. To safeguard our inventory
systems we documented all hardware and sof tware systems used by Calvert Group.

      Assessment. Our system engineers made
an extensive evaluation of the readiness of each system and its susceptibility to year-
2000 problems.

      Remediation. We have modified
software codes, upgraded hardware, improved data interfaces and applied upgrades.

      Testing. We have deployed year-2000
test environments and executed test plans with dates from 1999 through 2000 and beyond.

      Implementation. We have released our
modified software, deployed upgraded
hardware and coordinated with business
partners where data interfaces have changed.

       Vendor Compliance. All significant
third-party vendors, including subadvisors, have been contacted and reported Y2K compliance.


Finally, Calvert Group will re-test
continuously through the remainder of
1999 and into 2000 to ensure that operating platforms, third-party software, and interfaces to other` systems remain stable throughout the rollover to the year 2000.

If you have any questions regarding the Year
2000 issue, please send e-mail
to     customerservice@calvert.com or call
1.800.368.2748.

Calvert Group's Web site, www.calvert.com
and our Voice Response Unit      (800.368.
2745) will be operational Saturday, January
1, 2000 and completely updated to include all account activity through year-end 1999.
We encourage you to use either system to verify the status of your account.
A customer service representative will be available to assist you Monday, January 3, 2000.

September 30, 1999

annual

report

Calvert capital
accumulation fund

Calvert Capital
Accumulation
Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund
information to shareholders. It is
not authorized for distribution to
prospective investors unless preceded or accompanied by a prospectus.

Calvert Group's
Family of Funds

Tax-Exempt
Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable
Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund

Table
of
Contents
President's Letter
1
Social Update
2
Portfolio
Manager Remarks
3
Report of Independent Accountants
6
Statement
of Net Assets
7
Statement
of Operations
10
Statements
of Changes in
Net Assets
11
Notes to
Financial Statements
13
Financial Highlights
16
Y2K Update
20

Dear Shareholders:
1999 may be characterized as a year of
changing fortunes. We have witnessed a
strong recovery in the markets of Asia and the Far East, while European markets have enjoyed mixed blessings. At home, top performing stocks were again concentrated by capitalization range and industry group, with large-capitalization companies, technology, and internet stocks fueling the advance. Other categories, such as small cap stocks and health care stocks, have lagged these advances.
We have seen a watchful Federal Reserve
raise interest rates in response to
the lessening of global liquidity concerns and rising price pressures -- the latter being a downside to the benefit of low unemployment.
On the whole, the current economic
environment is very positive, but in any environment -- particularly one marked by volatility such as today's -- investor discipline is more important than ever. In reviewing our recently redesigned Web site, www.calvert.com, you will see that we now offer more interactive information tools to help you make the most informed decisions.
As always, we encourage you to make
decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives.
We appreciate your investment in Calvert
Group funds and look forward to helping you meet your financial goals.
Sincerely,
Barbara J. Krumsiek
President and CEO
October 27, 1999

Social
Update

Calvert Expands Its Web Site
Calvert has expanded its Web site, designing it to be even more user-friendly to you, the shareholder. It also has a new Web address, www.calvert.com. Importantly, your Web site also provides public education about socially responsible investing. A complete list of portfolio holdings for the fund is now posted monthly on the site -- a first in the mutual fund industry. A new feature was added to the "Know What You Ownr" service:
Individuals can now determine whether their mutual funds invest in firearms manufacturers, as well as continue to find out whether they own stock in tobacco companies. Please visit us at www.calvert.com and learn more about how Calvert Group can meet your needs.

Ed Brown
of Brown Capital Management Company

How did the Fund perform against its
benchmark?
During the past year, the Portfolio's Class
A shares returned a gain of 14.91%, under-performing the S&P Midcap 400 Index by
10.59%. Most of the under-performance
occurred during the third quarter of 1999.
Through the six-month period ended March 31, 1999, the Fund had slightly outperformed the S&P Midcap 400 by 155 basis points. We attribute the relative under-performance of the Fund during the year to two factors.
First, poor stock selection, particularly in the consumer cyclicals and consumer staples sectors, where stocks under-performed already depressed sector performance.
Second, our lack of exposure to the energy sector, which along with the technology sector, were the two strongest performing sectors in the third quarter.
How was Fund performance influenced by
market and economic events?
The past year has truly demonstrated the resilience of the U.S. stock market. Despite operating in a rising interest rate environment, large cap stocks and mid cap stocks soared. Sustained economic growth in turn supported solid corporate earnings growth and higher stock valuations. Such industry groups as communications equipment, spurred by changes in the global telecommunications landscape, and electronic components and equipment, driven by increasing use of integrated circuits, led the S&P Midcap 400 Index to higher levels.
Some of the poorest performing industry
groups in the S&P Midcap 400 Index included consumer services, health care product

Portfolio Statistics
September 30, 1999
Investment Performance

                         6 Months12 Months
                           ended     ended
                         9/30/99   9/30/99
Class A
(5.48%)            14.91%
Class B
(5.81%)            13.85%
Class C
(5.86%)            14.02%
Class I
(5.11%)               N/A
S&P Midcap 400
Index TR                             4.57%
25.50%
Lipper Mid-Cap
Funds Average              6.85%    32.86%
Ten Largest Stock Holdings

                                % of Net A
ssets

BMC Software, Inc.                   4.84%
Advent Software, Inc.                4.72%
Fastenal Company                     3.84%
Dollar General Corp.                 3.80%
Compuware Corp.                      3.72%
SLM Holding Corp.                    3.68%
Paychex, Inc.                        3.64%
ADC Telecommunication                3.46%
Legg Mason, Inc.                     3.39%
Cardinal Health, Inc.                3.02%
Total
38.11%
Asset Allocation

Stocks
91%
Cash or Cash Equivalents                9%
Total
100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics
September 30, 1999
Average Annual Total Returns

                                Class A Sh
ares
One year
9.36%
Since inception                     16.41%
(10/31/94)

                                Class B Sh
ares
One year
8.90%
Since inception                    (2.42%)
(4/1/98)

                                Class C Sh
ares
One year
13.93%
Since inception                     16.64%
(10/31/94)


                                Class I Sh
ares
Since inception                     (.73%)
(3/1/99)

Performance Comparison
Comparison of change in value of $10,000 investment. (Source:Lipper Analytical
Services, Inc.)

INSERT LINE GRAPH HERE

Total returns assume reinvestment of
dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

distributors, and health care services. The ongoing dialogue in Washington regarding health care reform and patients rights has introduced a heavy dose of uncertainty causing investors to avoid health care stocks. When the dust settles, selected health care companies' fundamentals will be better appreciated in the marketplace and we are remaining opportunistic investors in the health care industry.
Have events modified your current strategic thinking?
Our management strategy is time-tested and has been effective in producing competitive long-term investment returns regardless of the interest rate environment. Brown Capital
Management employs a bottoms-up fundamental approach to stock selection in conjunction with a "Growth At A Reasonable Price", or
GARP, philosophy. The Fund's Portfolio is constructed using our "best ideas," a strategy we believe implicitly seeks to maximize return per unit of risk. The portfolio managers have been actively researching mid-cap stocks for inclusion in the portfolio. We have also sought to take advantage of the valuation discrepancy between large cap and mid-cap companies by maintaining the portfolio's bias to mid-cap companies. We believe that confidence and conviction, not stubbornness, is the key to making a sound investment decision, particularly when markets are highly volatile.

What is your general outlook for equity
markets?
We are currently restructuring the portfolio to maintain an appropriate level of diversification and also broaden economic sector exposure. In view of the attractiveness of mid cap stocks relative to large cap stocks, in our opinion, we are structuring the portfolio to maintain its mid cap bias.
We view the U.S. equity market, defined by the S&P 500 Index, to be fully valued at a current price/earnings multiple of 24.4 times our twelve month forward earnings estimate (6.15% 5-year interest-rate environment). Inflation and interest rates currently appear to be in a holding pattern.
At a time when the Fed keeps one eye on the economy and the other on the stock market, market analysts are watchful for signs of wealth effect induced inflation and wage rate inflation. While we expect the market to continue to exhibit volatility as it discounts Fed expectations, earnings expectations, interest rate expectations, and global economic expectations, we believe our investment process over the long term will produce superior returns regardless of the environment.
October 27, 1999

Portfolio Statistics
September 30, 1999
Portfolio Characteristics
                         Capital       S&P
Accumulation   Midcap 400
                            Fund     index
Number of Stocks              36       400
Median Market
Capitalization ($bil)       4.51      2.71
(by portfolio weight)
Price/Earnings
Ratio                                32.45
23.59

Earnings Per Share
Growth                              28.37%
22.92%

Yield                                0.31%
1.21%
(return on capital investment)
Volatility Measures
                         Capital       S&P
Accumulation   Midcap 400
                            Fund     index
Beta1                                 1.09
0.96
R-Squared2                            0.67
0.63

1Measure of volatility compared to the S&P
500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.
2Measure of correlation between the Fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation; an R-Squared of 1 would mean total correlation.
Source: Vestek

Report of Independent Accountants
To the Board of Directors of Calvert World
Values Fund, Inc. and Shareholders of
Calvert Capital Accumulation Fund:
In our opinion, the accompanying statement of net assets and the related statement of operations, the statements of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Calvert Capital
Accumulation Fund, (one of the portfolios comprising Calvert World Values Fund, Inc., hereafter referred to as the "Fund"), at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and the financial highlights
(hereafter referred to as "financial
statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
September 30, 1999 by correspondence with custodians and brokers, provide a reasonable basis for the opinion expressed above.
PricewaterhouseCoopers LLP
Baltimore, Maryland
November 10, 1999

Statement of Net Assets
September 30, 1999

Equity Securities - 90.6%           Shares
Value
Communications Equipment - 3.5%
  ADC Telecommunications, Inc. *
102,000        $4,277,625

Computer - Hardware - 1.4%
  Network Associates, Inc. *       94,200
1,801,575

Computer - Software and Services - 18.0%
  Advent Software, Inc. *          93,700
5,832,825                BMC Software, Inc.
*    83,600    5,982,625        Compuware
Corp. *                  176,300 4,594,819
Parametric Technology Corp. *     224,600
3,032,100                Sterling Software,
Inc. *           137,800 2,756,000
                                22,198,369

Distributors - Food and Health - 3.0%
  Cardinal Health, Inc.  68,525  3,734,613

Electrical Equipment - 3.5%
  Sanmina Corp. *        39,300 3,040,837
Solectron Corp. *        17,500  1,256,719
                                 4,297,556

Electronics - Semiconductors - 2.3%
  Altera Corp. *         65,900  2,858,413

Financial - Diversified - 7.1%
  Legg Mason, Inc.       109,300 4,187,556
SLM Holding Corp.        105,700 4,545,100
                                 8,732,656

Health Care - Products and Supplies - 4.4%
  Boston Scientific Corp. *        72,400
1,787,375                Guidant Corp.
45,600         2,445,300        St. Jude M
edical, Inc. *           39,400  1,241,100
                                 5,473,775

Health Care - Special Services - 1.0%
  ALZA Corp. *           30,100  1,288,656

Household Product - Non Durable - 2.0%
  Dial Corp.             96,500  2,460,750

Insurance - Life and Health - 2.3%
  AFLAC, Inc.            67,800  2,839,125

Investment Banking / Brokerage - 2.7%
  Franklin Resources, Inc.        108,265
3,329,149

Investment Management - 2.6%
  T. Rowe Price Associates, Inc.
115,500         3,169,031

Equity Securities - Cont'd          Shares
Value
Leisure - 2.1%
  Harley Davidson, Inc.  52,000 $2,603,250

Office Equipment and Supplies - 1.0%
  Staples, Inc. *        58,100  1,267,306

Oil and Gas - Equipment - 1.0%
  Smith International, Inc. *      28,900
1,170,450

Retail - Building Supplies - 3.8%
  Fastenal Co.           100,600 4,740,775

Retail - Discounters - 6.6%
  Dollar General Corp.   152,076 4,695,347
  Dollar Tree Stores, Inc. *       86,800
3,466,575
                                 8,161,922

Services - Advertising and Marketing - 4.8%
  Acxiom Corp. *         141,900 2,789,222
Catalina Marketing Corp. *         37,400
3,171,987
                                 5,961,209

Services - Commercial and Consumer - 4.3%
  Cintas Corp.           48,300 2,792,344
G & K Services, Inc., Class A      62,600
2,535,300
                                 5,327,644

Services - Computer Systems - 1.7%
  Keane, Inc. *          90,200  2,057,687

Services - Data Processing - 8.7%
  Equifax, Inc.          110,200 3,099,375
Fiserv, Inc. *           95,750 3,111,875
Paychex, Inc.            131,750 4,495,969
                                10,707,219

Services - Employment - 2.8%
  Robert Half International, Inc. *
144,200         3,460,800

     Total Equity Securities (Cost
$102,457,047)            $111,919,555

                         Principal
Variable Rate Demand Notes - 10.0%
Amount Value
Wenatchee Valley Clinic, 5.40%, 11/23/24
$12,405,000   $12,405,000

  Total Variable Rate Demand Notes (Cost
$12,405,000)   12,405,000

Repurchase Agreements - 3.1%
State Street Bank: 5.31%, dated 9/30/99, due
10/1/99
  (Collateral: $3,915,278, U.S. Treasury
Notes, 5.75%, 11/15/2000)
3,800,000       3,800,000

  Total Repurchase Agreements (Cost
$3,800,000)              3,800,000

     TOTAL INVESTMENTS (Cost $118,662,048) -
103.7%
128,124,555              Other assets and
liabilities, net - (3.7%)       (4,603,991)
       Net Assets - 100%        $123,520,564

Net Assets Consist of:
Paid-in capital applicable to the following
shares of common stock,
  250,000,000 shares of $0.01 par value
authorized for
  Class A, Class B, Class C and Class I
combined:
     Class A: 3,961,602 shares outstanding
$91,703,675              Class B: 370,951
shares outstanding       10,167,603
Class C: 364,413 shares outstanding
8,599,853                Class I: 97,990
shares outstanding               2,508,702
Accumulated net realized gain (loss) on
investments              1,078,224 Net unr
ealized appreciation (depreciation) on
investments     9,462,507

       Net Assets               $123,520,564

Net Asset Value Per Share
Class A (based on net assets of
$102,507,927)             $25.88
Class B (based on net assets of $9,444,965)
$25.46
Class C (based on net assets of $9,021,078)
$24.76
Class I (based on net assets of $2,546,594)
$25.99


*Non-income producing.
See notes to financial statements.

Statement of Operations
 year Ended september 30, 1999

Net Investment Income
Investment Income
  Interest income                  $16,590
  Dividend income (net of foreign taxes of
$1,304)                  351,796
     Total investment income
368,386

Expenses
  Investment advisory fee
827,597
  Transfer agency fees and expenses
401,125
  Distribution Plan expenses:
     Class A                       350,315
     Class B                        72,773
     Class C                        91,074
  Directors' fees and expenses
30,906
  Administrative fees              230,200
  Custodian fees                    20,470
  Registration fees                 68,378
  Reports to shareholders
37,398
  Professional fees                 13,798
  Miscellaneous                     31,862
     Total expenses              2,175,896
     Reimbursement from Advisor:
       Class I                     (6,317)
     Fees paid indirectly
(188,342)
       Net expenses              1,981,237

       Net Investment Income (Loss)
(1,612,851)

Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss)         1,270,247

Change in unrealized appreciation or
(depreciation)           11,231,435

       Net Realized and Unrealized Gain
       (Loss) on Investments    12,501,682

       Increase (Decrease) in Net Assets
       Resulting From Operations
$10,888,831

See notes to financial statements.

Statements of Changes in Net Assets

                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income (loss)  $(1,612,851)
$(870,207)
  Net realized gain (loss)       1,270,247
13,379,305
  Change in unrealized appreciation
     or (depreciation)   11,231,435(12,767
,191)

     Increase (Decrease) in Net Assets
     Resulting From Operations  10,888,831
(258,093)

Distributions to shareholders from
  Net realized gain:
     Class A Shares      (10,557,812)(5,17
5,390)
     Class B Shares      (596,624)    ----
     Class C Shares      (970,417)(417,340)
  Total distributions    (12,124,853)(5,59
2,730)

Capital share transactions:
  Shares sold:
     Class A Shares      47,089,84548,471,
955
     Class B Shares      6,983,5553,722,714
     Class C Shares      4,076,5023,607,052
     Class I Shares      2,940,985    ----
  Reinvestment of distributions:
     Class A Shares      10,000,5294,897,289
     Class B Shares      532,729      ----
     Class C Shares      903,502   391,618
  Shares redeemed:
     Class A Shares      (29,009,734)(28,1
45,595)
     Class B Shares      (926,168)(21,901)
     Class C Shares      (2,363,013)(1,080
,594)
     Class I Shares      (399,031)    ----
  Total capital share transactions
39,829,701     31,842,538

Total Increase (Decrease) in Net Assets
38,593,679     25,991,715

Net Assets
Beginning of year        84,926,88558,935,
170
End of year                     $123,520,564
$84,926,885


See notes to financial statements.

Statements of Changes in Net Assets
                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Capital Share Activity      1999      1998
Shares sold:
  Class A Shares         1,692,2971,716,355
  Class B Shares         253,225   131,783
  Class C Shares         152,204   132,018
  Class I Shares         112,142      ----
Reinvestment of distributions:
  Class A Shares         371,631   209,017
  Class B Shares          19,988      ----
  Class C Shares          34,884    17,154
Shares redeemed:
  Class A Shares         (1,054,042)(985,9
70)
  Class B Shares         (33,240)    (805)
  Class C Shares         (88,528) (40,384)
  Class I Shares         (14,152)     ----
Total capital share activity     1,446,409
1,179,168

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: The Calvert Capital Accumulation
Fund (the "Fund"), a series of Calvert World
Values Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operation of each series are accounted for separately. The Fund offers four classes of shares of capital stock.
Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge.
With certain exceptions, the Fund will
impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher level of expenses than Class A shares. Effective March 1, 1999, the
Fund began to offer Class I shares of
capital stock. Class I shares require a
minimum account balance of $1,000,000. Class
I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to Distribution Plan expenses and other class-specific expenses,
(b) exchange privileges; and (c) class-
specific voting rights.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price.
Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Portfolio may enter into futures contracts, agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value.
Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Dividend income is recorded on the ex-
dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank.
Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the
Internal Revenue Code and to distribute
substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .80% through February
28,1999, and .65%
effective March 1, 1999, based on the Fund's average daily net assets. Under the terms of the agreement, $95,858 was payable at year end. The Fund paid a monthly performance fee of plus or minus up to .05%, on an annual basis, of average daily net assets of the performance period depending on the Fund's performance compared to the S&P Mid-Cap 400
Index. For the year ended September 30,
1999, the performance fee adjustment
decreased the advisory fee by $2,729. The performance fee was eliminated February 28, 1999.

The Advisor contractually reimbursed the
Fund for expenses of $6,317.

Calvert Administrative Services Company,
Inc., an affiliate of the Advisor,
provides administrative services to the Fund for an annual fee, payable monthly. Through
February 28, 1999 the fee was .10% of the average daily net assets of the Fund. Effective March 1, 1999, Class A, Class B and Class C shares pay an annual rate of .25% and Class I shares pay an annual rate of .10%, based on their average daily net assets. Under the terms of the agreement, $25,839 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Distribution Plans, adopted by Class A,
Class B and Class C shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed
 .35%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I Shares do not have Distribution Plan expenses. Under the terms of the agreement, $45,906 was payable at year end.

The Distributor received $117,611 as its portion of the commissions charged on sales of the Fund's shares.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund.
For its services, CSSI received a fee of $134,020 for the year ended September 30, 1999. Under the terms of the agreement, $11,800 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Director of the Fund who is not
affiliated with the Advisor receives an
annual fee of $4,000 plus $1,000 for each Board and Committee meeting attended.
Director's fees are allocated to each of the funds in the series that are served.
Note C -- Investment Activity
During the year, purchases and sales of
investments, other than short-term
securities, were $116,232,000 and
$99,295,419, respectively.
The cost of investments owned at September
30, 1999 was substantially the same for
federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $9,462,507, of which $14,998,677 related to appreciated securities and
$5,536,170 related to depreciated
securities.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds (except for Calvert
Social Investment Fund Managed Index
Portfolio) and State Street Bank and Trust
Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at September 30, 1999.
Tax Information (Unaudited)
The Fund designates $8,989,384 as 20% rate capital gain dividends paid during fiscal year ended September 30, 1999.

Financial Highlights
                         Years Ended
            September 30,September 30,Sept
ember 30,
Class A Shares       1999   1998      1997
Net asset value, beginning$25.43    $27.21
$22.55
Income from investment operations
  Net investment income (loss)(.32)  (.25)
(.25)
  Net realized and unrealized gain (loss)
4.25 .96             4.91
     Total from investment operations
3.93 .71             4.66
Distributions from
  Net investment income--     --        --
  Net realized gain(3.48) (2.49)        --
     Total distributions(3.48)(2.49)    --
Total increase (decrease) in net asset value
 .45  (1.78)          4.66
Net asset value, ending$25.88$25.43 $27.21

Total return*             14.91%     3.37%
20.67%
Ratios to average net assets:
  Net investment income (loss)(1.26%)(1.08%)
(1.09%)
  Total expenses    1.73%  1.74%     1.91%
  Expenses before offsets  1.73%     1.74%
1.91%
  Net expenses      1.58%  1.61%     1.85%
Portfolio turnover    88%    77%      126%
Net assets, ending (in thousands)  102,508
$75,068           $54,751
Number of shares outstanding ending (in
thousands)
3,962  2,952        2,012

                         Periods Ended
                         September 30,Sept
ember 30,
Class A Shares              1996     1995^
Net asset value, beginning          $21.48
$15.00
Income from investment operations
  Net investment income (loss)       (.24)
(.11)
  Net realized and unrealized gain (loss)
1.88 6.61
     Total from investment operations
1.64 6.50
Distributions from
  Net investment income       --     (.02)
  Net realized gain        (.57)        --
     Total distributions   (.57)     (.02)
Total increase (decrease) in net asset value
1.07 6.48
Net asset value, ending   $22.55    $21.48

Total return*                        7.92%
43.40%
Ratios to average net assets:
  Net investment income (loss)     (1.56%)
(1.55%)(a)
  Total expenses           2.16%  2.40%(a)
  Expenses before offsets            2.16%
2.35%(a)
  Net expenses             1.98%  2.06%(a)
Portfolio turnover          114%       95%
Net assets, ending (in thousands)
$39,834           $16,111
Number of shares outstanding, ending (in
thousands)
1,767  750

Financial Highlights
                         Periods Ended
                         September 30,Sept
ember 30,
Class B Shares              1999    1998 #
Net asset value, beginning          $25.28
$28.39
Income from investment operations
  Net investment income (loss)       (.41)
(.16)
  Net realized and unrealized gain (loss)
4.07 (2.95)
     Total from investment operations
3.66 (3.11)
Distributions from
  Net investment income       --        --
  Net realized gain       (3.48)        --
     Total distributions  (3.48)        --
Total increase (decrease) in net asset value
 .18  (3.11)
Net asset value, ending   $25.46    $25.28

Total return*                       13.85%
(10.95)%
Ratios to average net assets:
  Net investment income (loss)     (2.11%)
(2.62%) (a)
  Total expenses           2.67% 3.57% (a)
  Expenses before offsets            2.67%
3.31% (a)
  Net expenses             2.42% 3.01% (a)
Portfolio turnover           88%       77%
Net assets, ending (in thousands)
9,445  $3,311
Number of shares outstanding, ending (in
thousands)            371    131

Financial Highlights
                         Years Ended
            September 30,September 30,Sept
ember 30,
Class C Shares       1999   1998      1997
Net asset value, beginning$24.63    $26.64
$22.34
Income from investment operations
  Net investment income (loss)(.51)  (.40)
(.47)
  Net realized and unrealized gain (loss)
4.12 .88             4.77
  Total from investment operations    3.61
 .48  4.30
Distributions from
  Net investment income--     --        --
  Net realized gain(3.48) (2.49)        --
     Total distributions(3.48)(2.49)    --
Total increase (decrease) in net asset value
 .13  (2.01)          4.30
Net asset value, ending$24.76$24.63 $26.64

Total return*             14.02%     2.52%
19.25%
Ratios to average net assets:
  Net investment income (loss)(2.04%)(1.98%)
(2.30%)
  Total expenses    2.56%  2.75%     3.11%
  Expenses before offsets  2.56%     2.75%
3.11%
  Net expenses      2.35%  2.50%     3.05%
Portfolio turnover    88%    77%      126%
Net assets, ending (in thousands)    9,021
$6,548 $4,184
Number of shares outstanding, ending (in
thousands)
364  266              157

                         Periods Ended
                         September 30,Sept
ember 30,
Class C Shares              1996     1995^
Net asset value, beginning          $21.55
$15.00
Income from investment operations
  Net investment income (loss)       (.55)
(.15)
  Net realized and unrealized gain (loss)
1.91 6.70
     Total from investment operations
1.36 6.55
Distributions from
  Net investment income       --        --
  Net realized gain        (.57)        --
     Total distributions   (.57)        --
Total increase (decrease) in net asset value
 .79  6.55
Net asset value, ending   $22.34    $21.55

Total return*                        6.56%
43.67%
Ratios to average net assets:
  Net investment income (loss)     (2.82%)
(3.13%)(a)
  Total expenses           3.42%  6.58%(a)
  Expenses before offsets            3.42%
3.79%(a)
  Net expenses             3.24%  3.50%(a)
Portfolio turnover          114%       95%
Net assets, ending (in thousands)
$3,164 $1,992
Number of shares outstanding, ending (in
thousands)            142     92

Financial Highlights
                                Period Ended
                                September
30,
CLASS I SHARES                      1999^^
Net asset value, beginning
$26.18
Income from investment operations
  Net investment income (loss)
(.08)
  Net realized and unrealized gain (loss)
(.11)
     Total from investment operations
(.19)
Total increase (decrease) in net asset value
(.19)
Net asset value, ending             $25.99

Total return*
(.73%)
Ratios to average net assets:
  Net investment income (loss)
(.50) (a)
  Total expenses                 1.24% (a)
  Expenses before offsets
 .85% (a)
  Net expenses                    .80% (a)
Portfolio turnover                     88%
Net assets, ending (in thousands)
$2,547
Number of shares outstanding, ending (in
thousands)                    98

(a)  Annualized
* Total return does not reflect deduction of
any front-end or deferred sales charge.
^ From October 31, 1994 inception.
#    From April 1, 1998 inception.
^^   From March 1, 1999 inception.

Calvert Group and the Year 2000

Three years ago, Calvert Group recruited a task force to address the Y2K compliance problem. Headed by our Vice President of Information Technology, the task force developed a comprehensive Year 2000
Initiative that addressed all software and hardware systems that could possibly be susceptible to year-2000 problems.

Today we can report that we have completed
100 percent of our year-2000 Initiative and are currently monitoring our systems to ensure that they will remain compliant.


These are just some of the steps Calvert
Group has taken over the past 36 months:

      Inventory. To safeguard our inventory
systems we documented all hardware and sof tware systems used by Calvert Group.

      Assessment. Our system engineers made
an extensive evaluation of the readiness of each system and its susceptibility to year-
2000 problems.

      Remediation. We have modified
software codes, upgraded hardware, improved data interfaces and applied upgrades.

      Testing. We have deployed year-2000
test environments and executed test plans with dates from 1999 through 2000 and beyond.

      Implementation. We have released our
modified software, deployed upgraded
hardware and coordinated with business
partners where data interfaces have changed.

       Vendor Compliance. All significant
third-party vendors, including subadvisors, have been contacted and reported Y2K compliance.


Finally, Calvert Group will re-test
continuously through the remainder of
1999 and into 2000 to ensure that operating platforms, third-party software, and interfaces to other` systems remain stable throughout the rollover to the year 2000.

If you have any questions regarding the Year
2000 issue, please send e-mail
to     customerservice@calvert.com or call
1.800.368.2748.

Calvert Group's Web site, www.calvert.com
and our Voice Response Unit      (800.368.
2745) will be operational Saturday, January
1, 2000 and completely updated to include all account activity through year-end 1999.
We encourage you to use either system to verify the status of your account.
A customer service representative will be available to assist you Monday, January 3, 2000.